UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-09607

Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Name and address of agent for service)

registrant’s telephone number, including area code:  1-866-202-2263

Date of fiscal year end:  November 30

Date of reporting period:  May 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

FAIRHOLME

Ignore the crowd.

("COMPANY")

FAIRHOLME FUNDS, INC.

Managed by **FAIRHOLME CAPITAL MANAGEMENT, LLC** *("Manager")*

FAIRX

THE FAIRHOLME FUND (FAIRX):
A NO-LOAD, NON-DIVERSIFIED FUND
SEEKING LONG-TERM GROWTH OF CAPITAL

FOCIX

THE FAIRHOLME FOCUSED INCOME FUND (FOCIX):
A NO-LOAD, NON-DIVERSIFIED FUND
SEEKING CURRENT INCOME

FAAFX

THE FAIRHOLME ALLOCATION FUND (FAAFX):
A NO-LOAD, NON-DIVERSIFIED FUND
SEEKING LONG-TERM TOTAL RETURN

SEMI-ANNUAL REPORT

FOR THE 6 MONTHS ENDED MAY 31, 2011

1-866-202-2263
fairholmefunds.com

FAIRHOLME FUNDS, INC.

TABLE OF CONTENTS

May 31, 2011

CUMULATIVE PERFORMANCE (UNAUDITED)

MAY 31, 2001 THROUGH MAY 31, 2011

THE FAIRHOLME FUND VS. THE S&P 500 INDEX

INITIAL MINIMUM INVESTMENT OF $10,000

The Fairholme Fund (the “Fairholme Fund”) commenced operations on December 29, 1999. The statutory chart above presents the cumulative performance of a $10,000 investment for up to ten years to the latest semi-annual period of May 31, 2011.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis that follows the Portfolio Manager’s Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fairholme Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. The performance information does not reflect the taxes an investor would pay on the Fairholme Fund distributions or upon redemption of the Fairholme Fund shares. Any questions you have regarding the latest month-end performance can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the S&P 500 Index and the Fairholme Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of Fairholme Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

CUMULATIVE PERFORMANCE (UNAUDITED)

INCEPTION THROUGH MAY 31, 2011

THE FAIRHOLME FOCUSED INCOME FUND VS.

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX

INITIAL MINIMUM INVESTMENT OF $25,000

The Fairholme Focused Income Fund (the “Income Fund”) commenced operations on December 31, 2009. The statutory chart above presents the cumulative performance of a $25,000 investment from inception to the latest semi-annual period May 31, 2011.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis that follows the Portfolio Manager’s Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Income Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. The performance information does not reflect the taxes an investor would pay on the Income Fund distributions or upon redemption of the Income Fund shares. Any questions you have regarding the latest month-end performance can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the Barclays Capital U.S. Aggregate Bond Index and the Income Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that mighthave been incurred by a shareholder as a result of Income Fund distributions. The Barclay’s Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity.

CUMULATIVE PERFORMANCE (UNAUDITED)

INCEPTION THROUGH MAY 31, 2011

THE FAIRHOLME ALLOCATION FUND VS. BARCLAYS CAPITAL U.S.

AGGREGATE BOND INDEX AND THE S&P 500 INDEX

INITIAL MINIMUM INVESTMENT OF $25,000

The Fairholme Allocation Fund (the “Allocation Fund”) commenced operations on December 31, 2010. The statutory chart above presents the cumulative performance of a $25,000 investment from inception to the latest semi-annual period May 31, 2011.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis that follows the Portfolio Manager’s Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Allocation Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. The performance information does not reflect the taxes an investor would pay on the Allocation Fund distributions or upon redemption of the Allocation Fund shares. Any questions you have regarding the latest month-end performance can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for the Barclays Capital U.S. Aggregate Bond Index, the S&P 500 Index and the Allocation Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of Allocation Fund distributions. The Barclay’s Capital U.S.Aggregate Bond Index is an unmanaged market-weighted index comprised ofinvestment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

FAIRHOLME FUNDS, INC.

PORTFOLIO MANAGER’S REPORT

For the Six Months Ended June 30, 2011

This Portfolio Manager’s Report is based on calendar year performance and precedes a more formal Management Discussion and Analysis. Opinions of the Portfolio Manager are intended as such and not as statements of fact requiring attestation. All references to portfolio investments are as of the latest public filing of the Fairholme Funds, Inc.’s (the “Funds” or “Fairholme”) holdings at the time of publication.

Mutual fund investing involves risks including loss of principal. Performance information quoted herein represents past performance and is not a guarantee of future results. The investment returns and principal values of investments in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance information quoted within. The Fairholme Fund and the Allocation Fund impose a 2.00% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee, which if imposed, would reduce returns. Any questions you have regarding the latest month-end performance can be obtained by calling Shareholder Services at 1-866-202-2263. Additional information regarding the risks of investing in the Funds may be found in the Funds’ current Prospectus. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity. Investors cannot invest directly in an index. Please refer to the back cover of this document for additional important disclosures.

July 27, 2011

To the Shareholders and Directors of Fairholme Funds:

The Fairholme Fund lost 9.42% during the first six months of 2011 while the S&P 500 Index (“S&P 500”) gained 6.02%. Since inception, the Fairholme Fund increased by 301.18%, which compares favorably to the S&P 500’s gain of 11.34%. A $1 million investment in the Fairholme Fund when it started on December 29, 1999 would be worth $4,011,839 at June 30, 2011 compared to $1,113,381 for a like investment in the S&P 500. The Income Fund earned 3.49% during the first six months of 2011 while the Barclays Capital U.S. Aggregate Bond Index (“Barclays Bond Index”) earned 2.72%. Since inception, the Income Fund increased by 15.04%, which compares favorably to the Barclays Bond Index gain of 9.44%. The Allocation Fund declined 9.30% in its first six months of life in comparison to the aforementioned benchmarks.

FAIRHOLME FUNDS, INC.

PORTFOLIO MANAGER’S REPORT (Continued)

For the Six Months Ended June 30, 2011

The Fairholme Fund’s outperformance over the past decade was based on seeking undervalued securities of companies perceived to be in extremis. Our inclination remains to run from the popular and embrace the hated where prices tend to reflect such mistrust. Often, we are ahead of the crowd, too early, and appear wrong for a time. However, performance awards over the years show that we eventually get it right by seeing beyond temporary conditions and by avoiding diversification that leads to mediocrity. Our history is to buy in bulk during blowout sales with the knowledge that market price volatility only measures short-term perception of long-term risk.

When prices fall off the proverbial cliff investors run fearing that the market is omnipotent. But, such plummets do not always mean death and destruction. This was the case in the early 1990’s, when studied banks and financial guarantors stabilized around five times normal earnings before their rise to all-time highs.

Today, we believe to be at a similar tipping point for financials with enormous cash flows and diminishing restructuring expenses for the illogical extremes of 2006/2007. Their pre-provision, pre-tax earnings power is compelling. A not unreasonable 1% return on Citi’s assets or 10% return on equity would yield $6 per share. A 1% ROA or 10% ROE for BofA would yield over $2 per share.

AIG common stock is similarly cheap, due mostly to market pressures caused by the U.S. Treasury’s desire to sell its 77% ownership. When a recovering icon trades at half of our understanding of intrinsic value for a reason that has nothing to do with its prospects, we swing big.

Tremendous opportunities also exist in all parts of MBIA’s capital structure based on CEO Jay Brown’s past turnaround successes, the resumption of new business, run-off earnings, and expected litigation proceeds.

Common to all the aforementioned survivors of the Great Recession are misunderstood net operating losses that will shelter hundreds of billions of future profits from taxes over the years to come.

Holdings in predominant life insurers AIA and China Pacific Insurance Company are the result of 30 years studying successful underwriters and the insurance needs of the middle class. Mark Tucker at AIA and Chairman Gao at CPIC maintain strong balance sheets, know their risks, insist on profitable underwriting, and have a tsunami of demand at their backs in Asia.

FAIRHOLME FUNDS, INC.

PORTFOLIO MANAGER’S REPORT (Continued)

For the Six Months Ended June 30, 2011

St. Joe deserves mention given its attention by the press. While our active role at JOE is a first for Fairholme and unusual for mutual funds, our past clearly shows that we ignore what the crowd believes proper and decide for ourselves what is in the best interest of shareholders. We simply view JOE as an investment manager with permanent capital and understand how such companies are capable of above-average returns and how they can complement our other portfolio holdings. The same is true of Sears.

U.S. consumer credit ratings are the highest in 4 years, consumer loan delinquencies are down significantly from the peak, and family debt payments as a percent of income are the lowest since 1994. Confidence is growing, albeit in fits and starts, and real estate activities appear to be on the rise. Halfway around the world are tides of capitalism maybe not seen in the U.S. since after World War II. All in all, the trends are positive for our companies and their customers.

Charlie Fernandez and I continue to believe that the U.S. business cycle has not been repealed and that, in the words of Yogi Berra, “it’s déjà vu all over again.”

Below is a comparison of the Funds’ unaudited performance (after expenses) with that of the S&P 500 (before expenses) and the Barclays Bond Index (before expenses), all with dividends and distributions reinvested, for the period ending June 30, 2011.

Fairholme Fund Performance to 06/30/2011	Six Months	One Year	Five Years	Ten Years	Since Inception 12/29/1999

Cumulative:
Fairholme Fund	(9.42)%	12.87%	33.72%	163.83%	301.18%
S&P 500 Index	6.02%	30.69%	15.61%	30.76%	11.34%

Annualized:
Fairholme Fund		12.87%	5.98%	10.19%	12.84%
S&P 500 Index		30.69%	2.94%	2.72%	0.94%

At May 31, 2011, the Fairholme Fund’s Expense Ratio is 1.02%. In the Funds’ current prospectus dated March 30, 2011, the Fairholme Fund’s Expense Ratio is 1.01%, which includes acquired fund fees of 0.01%. Acquired fund fees and expenses are those expenses incurred indirectly by the Fairholme Fund as a result of investing in securities of one or more investment companies.

FAIRHOLME FUNDS, INC.

PORTFOLIO MANAGER’S REPORT (Continued)

For the Six Months Ended June 30, 2011

Income Fund Performance to 06/30/2011	Six Months	One Year	Since Inception 12/31/2009

Cumulative:
Income Fund	3.49%	11.26%	15.04%
Barclays Bond Index	2.72%	3.90%	9.44%

Annualized:
Income Fund		11.26%	9.82%
Barclays Bond Index		3.90%	6.22%

At May 31, 2011, the Income Fund’s Gross Expense Ratio is 1.00% and the Net Expense Ratio is 0.60%. In the Funds’ current Prospectus dated March 30, 2011, the Income Fund’s Gross Expense Ratio is 1.02% and Net Expense Ratio is 0.77%. The Manager has contractually agreed to waive a portion of its management fees and/or pay the Income Fund’s expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) in order to limit the net expenses of the Income Fund to 0.75% of the Income Fund’s daily average net assets. The fee waiver/expense limitation shall remain in effect until the effective date of the Income Fund’s prospectus incorporating the Income Fund’s audited financial statements for the Income Fund’s fiscal year ending 2011.

Allocation Fund Performance to 06/30/2011	Six Months	Since Inception 12/31/2010

Cumulative:
Allocation Fund	(9.30)%	(9.30)%
Barclays Bond Index	2.72%	2.72%
S&P 500 Index	6.02%	6.02%

At May 31, 2011, the Allocation Fund’s Gross Expense Ratio is 1.00% and the Net Expense Ratio is 0.75%. In the Funds’ current Prospectus dated March 30, 2011, the Allocation Fund’s Gross Expense Ratio is 1.00% and Net Expense Ratio is 0.75%. The Manager has contractually agreed to waive a portion of its management fees and/or pay the Allocation Fund’s expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) in order to limit the net expenses of the Allocation Fund to 0.75% of the Allocation Fund’s daily average net assets. The fee waiver/expense limitation shall remain in effect until the effective date of the Allocation Fund’s prospectus incorporating the Allocation Fund’s audited financial statements for the Allocation Fund’s fiscal year ending 2011.

Thank you for your trust,

Bruce R. Berkowitz

Managing Member, Fairholme Capital Management

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS

For the Six Months Ended May 31, 2011

The Fairholme Fund (“Fairholme Fund”), The Fairholme Focused Income Fund (“Income Fund”), and The Fairholme Allocation Fund (“Allocation Fund”) (each a “Fund” and collectively, the “Funds”) shares outstanding and unaudited net asset value (“NAV”) at May 31, 2011, the end of the Funds’ second fiscal quarter of 2011, and NAVs at other pertinent dates, were as follows:

	05/31/2011 Shares Outstanding	05/31/2011 NAV (unaudited)	11/30/2010 NAV (audited)	05/31/2010 NAV (unaudited)
Fairholme Fund	486,760,114	$32.82	$34.19	$32.22
Income Fund	47,540,095	$11.18	$10.70	$10.27
Allocation Fund	21,924,460	$9.17	—	—

At June 30, 2011, the unaudited NAVs of the Fairholme Fund, the Income Fund, and the Allocation Fund were $32.23, $10.80, and $9.07 per share, respectively.

Performance figures below are shown for the Funds as of the end of the Funds’ second fiscal quarter at May 31, 2011 and do not match calendar year figures for the period ended June 30, 2011 cited in the Portfolio Manager’s report.

Fairholme Fund Performance to 05/31/2011	Six Months	One Year	Five Years	Ten Years	Since Inception 12/29/1999

Cumulative:
Fairholme Fund	1.86%	8.09%	36.02%	170.11%	308.53%
S&P 500 Index	15.03%	25.95%	17.73%	29.74%	13.23%

Annualized:
Fairholme Fund		8.09%	6.35%	10.45%	13.11%
S&P 500 Index		25.95%	3.32%	2.64%	1.09%

For the six months ended May 31, 2011, the S&P 500 Index (“S&P 500”) outperformed the Fairholme Fund by 13.17 percentage points while over the previous 12 months the S&P 500 outperformed the Fairholme Fund by 17.86 percentage points. From inception, the Fairholme Fund outperformed the S&P 500 by 12.02 percentage points per annum or a cumulative 295.30 percentage points over eleven years and five months.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (Continued)

For the Six Months Ended May 31, 2011

Income Fund Performance to 05/31/2011	Six Months	One Year	Since Inception 12/31/2009

Cumulative:
Income Fund	7.54%	13.86%	17.27%
Barclays Bond Index	1.91%	5.84%	9.76%

Annualized:
Income Fund		13.86%	11.93%
Barclays Bond Index		5.84%	6.81%

For the six months ended May 31, 2011, the Income Fund outperformed the Barclays Capital U.S. Aggregate Bond Index (“Barclays Bond Index”) by 5.63 percentage points. From inception, the Income Fund outperformed the Barclays Bond Index by 5.12 percentage points per annum or a cumulative 7.51 percentage points over one year and five months.

Allocation Fund Performance to 05/31/2011	Five Months	Since Inception 12/31/2010

Cumulative:
Income Fund	(8.30)%	(8.30)%
Barclays Bond Index	3.02%	3.02%
S&P 500 Index	7.82%	7.82%

The Allocation Fund commenced operations on December 31, 2010, and since inception the Allocation Fund’s return at May 31, 2011 (five months) was (8.30%) compared to a 7.82% and 3.02% return for the S&P 500 and Barclays Bond Index, respectively.

In the opinion of Fairholme Capital Management, L.L.C. (the “Manager”), performance over short intervals is likely to be less meaningful than a comparison of longer periods. Further, shareholders should note that the S&P 500 and the Barclays Bond Index are unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare the Funds’ performance to that of unmanaged and diversified indices.

The fact that securities decline in value does not always indicate that the Manager believes these securities to be less attractive — in fact, the Manager believes that some price declines present buying opportunities. However, shareholders are cautioned that it is possible that some securities mentioned in this discussion may no longer be owned by the Funds subsequent to the end of the fiscal period and that the Funds may have made significant new purchases that are not yet required to be disclosed. It is the Funds’ general policy not to disclose portfolio holdings other than when required by relevant law or regulation.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (Continued)

For the Six Months Ended May 31, 2011

The Manager invests the Funds’ assets in securities to the extent it finds reasonable investment opportunities and may invest a significant portion of the Funds’ assets in liquid, low-risk securities or cash. The Manager views such liquidity as a strategic asset and may invest a significant portion of cash and liquid assets in other more risky securities at any time, particularly under situations where markets are weak or a particular industry’s securities decline sharply. At May 31, 2011, the Funds’ liquidity (consisting of cash, commercial paper, deposit accounts, and money-market funds) represented 4.6%, 15.3%, and 15.5% of the Fairholme Fund, Income Fund, and Allocation Fund total net assets, respectively. Since inception, Funds have held a significant percentage of assets in liquid, low-risk securities or cash for periods without negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by the Funds’ liquidity.

The following charts show the top ten holdings and sectors in descending order of each Fund’s net assets as of May 31, 2011. Portfolio holdings are subject to change without notice.

Fairholme Fund Top Ten Holdings by Issuer* (% of Net Assets)		Fairholme Fund Top Ten Categories (% of Net Assets)
American International Group, Inc.	18.2%	Multi-Line Insurance	22.0%
Berkshire Hathaway, Inc.	7.2%	Diversified Banks	11.2%
AIA Group Ltd.	6.7%	Capital Markets	10.8%
Sears Holdings Corp.	6.4%	Diversified Holding Companies	9.9%
Bank of America Corp.	5.7%	Real Estate Management & Development	9.2%
Brookfield Asset Management, Inc.	5.6%	Life Insurance	6.7%
The Goldman Sachs Group, Inc.	5.5%	Retail Department Stores	6.4%
Citigroup, Inc.	5.5%	Regional Banks	5.1%
Morgan Stanley	5.3%	Commercial Finance	4.8%
Regions Financial Corp.	5.1%	Cash and Cash Equivalents**	4.4%

	71.2%		90.5%

*	Excludes cash, commercial paper, and money market funds.
**	Includes investable cash, commercial paper, and money market funds.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (Continued)

For the Six Months Ended May 31, 2011

Income Fund Top Ten Holdings by Issuer* (% of Net Assets)		Income Fund Top Ten Categories (% of Net Assets)
MBIA, Inc.	23.9%	Surety Insurance	23.8%
Sears Holdings Corp.	10.4%	Cash and Cash Equivalents**	15.4%
Emigrant Bancorp, Inc.	9.7%	Regional Banks	14.4%
CIT Group Inc.	6.0%	Retail Department Stores	10.4%
Bank of America Corp.	4.8%	Diversified Banks	8.0%
Telefonica SA	3.2%	Diversified Telecommunications	7.0%
Citigroup, Inc.	3.0%	Pharmaceuticals	6.1%
Banco Santander SA	2.5%	Commercial Finance	6.0%
Royal Dutch plc	2.4%	Energy - Oil, Gas & Consumable Fuels	2.4%
Regions Financial Corp.	1.9%	Real Estate Investment Trust	0.8%

	67.8%		94.3%

*	Excludes cash, commercial paper, and money market funds.
**	Includes investable cash, commercial paper, and money market funds.

Allocation Fund Top Ten Holdings by Issuer* (% of Net Assets)		Allocation Fund Top Ten Categories (% of Net Assets)
MBIA, Inc.	27.0%	Surety Insurance	27.0%
American International Group, Inc.	23.6%	Multi-Line Insurance	24.3%
Berkshire Hathaway, Inc.	9.5%	Cash and Cash Equivalents**	15.6%
Bank of America Corp.	5.9%	Diversified Holding Companies	12.4%
Citigroup, Inc.	5.8%	Diversified Banks	11.7%
Sears Holdings Corp.	5.8%	Retail Department Stores	5.8%
The Goldman Sachs Group, Inc.	5.6%	Capital Markets	5.6%
Leucadia National Corp.	2.9%	Communications Equipment	2.9%
Cisco Systems, Inc.	2.9%	Miscellaneous Investments	2.7%

China Pacific Insurance (Group) Co., Ltd.	0.7%		108.0%

	89.7%

*	Excludes cash, commercial paper, and money market funds.
**	Includes investable cash, commercial paper, and money market funds.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (Continued)

For the Six Months Ended May 31, 2011

The Funds transact in non-U.S. securities and securities of corporations domiciled outside of the United States, which exposes the Funds to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Funds’ Statement of Additional Information.

Not all dispositions or additions to the portfolio are material and while the Funds and its Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Funds’ Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular corporation and its industry. However, certain strategies of the Manager in carrying out the Funds’ investment policies may result in shorter holding periods. Investors are further cautioned not to rely on short-term profits and losses on Fund shares or on investments within the Funds.

The Funds are considered to be “non-diversified” under the Investment Company Act of 1940, which means that the Funds can invest a greater percentage of their assets in fewer securities than a diversified fund. The Funds may also have a greater percentage of their assets invested in particular industries than a diversified fund, which increases the risk of exposure to unanticipated conditions within an industry, corporation, or security.

The Independent Directors continue to believe that it is in the best interests of the Funds’ shareholders to have Mr. Berkowitz serve as Chairman of the Board given: his experience, commitment, and significant personal investment in the Funds, the present constitution of the Funds’ Board of Directors and policies, and current rules and regulations. At May 31, 2011, a majority of the Board of Directors is by statute independent of the Manager, no stock option or restricted stock plans exist, Officers receive no direct compensation from the Funds, and Directors affiliated with the Manager receive no compensation for being Directors.

Officers and Directors of the Funds continue to hold significant and increasing numbers of Fund shares. As a group, they hold 7,951,059 shares of Fairholme Fund, 1,157,222 shares of Income Fund, and 5,472,720 shares of Allocation Fund at May 31, 2011. While there is no requirement for Officers and Directors to hold shares of the Funds, all believe that such ownership (when purchased on the same terms and conditions as every other shareholder) helps to align them with all other shareholders. Since inception, the Funds have been advised by the Manager. Certain Directors and Officers of the Funds are also Members and Officers of the Manager or FCM Services, Inc., a wholly owned subsidiary of the Manager.

FAIRHOLME FUNDS, INC.

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2010

through May 31, 2011 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on Fairholme Fund and Allocation Fund shares redeemed within 60 days of purchase), and wire transfer fees. You also incur indirect costs that include, but are not limited to, management fees paid to the Manager.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in the Fairholme Fund and Income Fund at December 1, 2010 and held for the entire six month period ending May 31, 2011 and for the Allocation Fund invested at December 31, 2010 and held for the five month period ending May 31, 2011.

Actual Expenses

The first line of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Funds with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

FAIRHOLME FUNDS, INC.

EXPENSE EXAMPLE (Continued)

For the Six Month Period from December 1, 2010

through May 31, 2011 (unaudited)

Please note that the column titled “Expenses Paid During the Period” in the tables below is meant to highlight your ongoing costs only. Therefore, the second line of the tables is useful in comparing ongoing costs only, does not reflect any direct costs, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

Fairholme Fund	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During the Period(a) December 1, 2010 Through May 31, 2011
Actual	$1,000.00	$1,018.60	$5.13
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.14

Income Fund	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During the Period(b) December 1, 2010 Through May 31, 2011
Actual	$1,000.00	$1,075.40	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02

Allocation Fund	Beginning Account Value December 31, 2010	Ending Account Value May 31, 2011	Expenses Paid During the Period(c) December 31, 2010 Through May 31, 2011
Actual	$1,000.00	$ 917.00	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$3.15

(a)

Expenses are equal to the Fairholme Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fairholme Fund’s Ending Account Value on the first line in the table is based on its actual total return of 1.86% for the six-month period of December 1, 2010 to May 31, 2011.

(b)

Expenses are equal to the Income Fund’s annualized expense ratio of 0.60% after management fee waiver, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Income Fund’s Ending Account Value on the first line in the table is based on its actual total return of 7.54% for the six-month period of December 1, 2010 to May 31, 2011.

(c)

Expenses are equal to the Allocation Fund’s annualized expense ratio of 0.75% after management fee waiver, multiplied by the average account value over the period, multiplied by 152 days/365 days (to reflect the five month period). The Allocation Fund’s Ending Account Value on the first line in the table is based on its actual total return of (8.30)% for the period of December 31, 2010 (the day the Income Fund commenced operations) to May 31, 2011.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

May 31, 2011 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 73.9%

	AEROSPACE & DEFENSE — 0.9%
6,395,600	Spirit Aerosystems Holdings, Inc., Class A (a)	$140,063,640

	CAPITAL MARKETS — 10.8%
6,263,400	The Goldman Sachs Group, Inc.	881,448,282
34,755,900	Morgan Stanley	839,702,544

		1,721,150,826

	COMMERCIAL FINANCE — 4.8%
17,301,229	CIT Group Inc. (a)(b)	766,963,482

	COMMUNICATIONS EQUIPMENT — 3.6%
34,199,700	Cisco Systems, Inc.	574,554,960

	DIVERSIFIED BANKS — 11.2%
77,317,115	Bank of America Corp.	908,476,101
21,202,860	Citigroup, Inc.	872,497,689

		1,780,973,790

	DIVERSIFIED HOLDING COMPANIES — 9.9%
4,016	Berkshire Hathaway, Inc., Class A (a)	477,000,400
8,507,450	Berkshire Hathaway, Inc., Class B (a)	672,684,071
12,123,274	Leucadia National Corp.	429,891,296

		1,579,575,767

	MULTI-LINE INSURANCE — 16.9%
94,832,939	American International Group, Inc. (a)(b)	2,702,738,761

	REAL ESTATE INVESTMENT TRUSTS — 0.1%
1,639,948	Winthrop Realty Trust	20,122,162

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.1%
23,136,502	The St. Joe Co. (a)(b)(c)(d)	487,673,503

	REGIONAL BANKS — 5.1%
115,837,504	Regions Financial Corp. (b)	817,812,778

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011 (unaudited)

Shares		Value

	RETAIL DEPARTMENT STORES — 6.4%
14,494,373	Sears Holdings Corp. (a)(b)	$1,029,100,483

	SURETY INSURANCE — 1.1%
20,501,100	MBIA, Inc. (a)(b)	180,409,680

TOTAL DOMESTIC EQUITY SECURITIES (COST $12,141,795,850)		11,801,139,832

	FOREIGN EQUITY SECURITIES — 16.7%

	CANADA — 5.6%

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.6%
27,500,000	Brookfield Asset Management, Inc., Class A	904,200,000

	CHINA — 10.6%

	LIFE INSURANCE — 6.7%
302,221,000	AIA Group Ltd. (a)	1,066,682,925

	MULTI-LINE INSURANCE — 3.9%
148,105,400	China Pacific Insurance (Group) Co., Ltd., Class H	620,807,350

	UNITED KINGDOM — 0.5%

	INVESTMENT COMPANIES — 0.5%
1,233,092	JZ Capital Partners Ltd.	8,590,464
9,389,560	JZ Capital Partners Ltd., Limited Voting Shares (d)	65,413,352

		74,003,816

TOTAL FOREIGN EQUITY SECURITIES (COST $2,364,863,811)		2,665,694,091

	WARRANTS — 4.2%

	MULTI-LINE INSURANCE — 1.3%
21,588,480	American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021 (a)(b)	196,455,168

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011 (unaudited)

Shares		Value

	REAL ESTATE INVESTMENT TRUSTS — 2.4%
40,634,357	General Growth Properties, Inc., Vested, Strike Price $10.50, Expire 11/09/2017 (a)(c)(d)(e)	$387,054,441

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
1,896,270	Howard Hughes Corp., Vested, Strike Price $50.00, Expire 11/09/2017 (a)(c)(d)(e)	80,426,500

TOTAL WARRANTS (COST $367,004,160)		663,936,109

Principal
	ASSET BACKED SECURITIES — 0.2%

	CONSUMER FINANCE — 0.2%
$38,484,915	AmeriCredit Automobile Receivables Trust 10.750%, 04/06/2015, Class B (d)	39,135,310

TOTAL ASSET BACKED SECURITIES (COST $36,692,867)		39,135,310

	DOMESTIC CORPORATE BONDS — 0.2%

	REGIONAL BANKS — 0.0%
6,000,000	Regions Financial Corp. 4.875%, 04/26/2013 (b)	6,165,000

	SURETY INSURANCE — 0.2%
	MBIA, Inc.
17,932,000	7.000%, 12/15/2025 (b)(c)	14,555,404
13,859,000	7.150%, 07/15/2027 (b)(c)	11,202,230
11,580,000	5.700%, 12/01/2034 (b)(c)	7,836,186

		33,593,820

TOTAL DOMESTIC CORPORATE BONDS (COST $38,997,913)		39,758,820

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011 (unaudited)

Principal		Value

	COMMERCIAL PAPER — 0.8%

	FOOD PRODUCTS — 0.2%
$ 25,000,000	Kraft Foods, Inc. 0.410%, 06/07/2011 (f)	$24,998,292

	REGIONAL BANKS — 0.6%
100,000,000	Santander Holdings USA, Inc. 0.852%, 06/30/2011 (f)	99,931,528

TOTAL COMMERCIAL PAPER (COST $124,929,820)		124,929,820

Shares

	MONEY MARKET FUNDS — 0.8%
135,969,044	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.210% (g)	135,969,044

TOTAL MONEY MARKET FUNDS (COST $135,969,044)		135,969,044

	MISCELLANEOUS INVESTMENTS — 0.7%(h)
(COST $115,362,044)		107,768,214

TOTAL INVESTMENTS — 97.5% (COST $15,325,615,509)		15,578,331,240
	OTHER ASSETS IN EXCESS OF LIABILITIES — 2.5%	398,830,356

NET ASSETS — 100.0%		$15,977,161,596

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 7.
(c)

Security fair valued under procedures approved by the Board of Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, and c) using simulation models. The value of these securities totals $988,748,264, which represents 6.19% of the Fairholme Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs.

(d)	Illiquid security under procedures approved by the Board of Directors and according to the Fairholme Funds’ liquidity guidelines.
(e)

Restricted security under procedures approved by the Board of Directors. The value of these securities totals $467,480,941, which represents 2.93% of the Fairholme Fund’s net assets. Information related to these securities is as follows (except if otherwise footnoted, these securities are liquid):

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011 (unaudited)

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	05/31/2011 Carrying Value Per Unit
40,634,357	General Growth Properties, Inc., Warrants,
	Vested, Strike Price $10.50, Expire 11/09/2017	05/10/2010	$—	$9.5253
1,896,270	Howard Hughes Corp., Warrants,
	Vested, Strike Price $50.00, Expire 11/09/2017	05/10/2010	—	42.4130

(f)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(g)	Annualized based on the 1-day yield as of May 31, 2011.
(h)	Represents previously undisclosed unrestricted securities, which the Fairholme Fund has held for less than one year.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF ASSETS  & LIABILITIES

May 31, 2011 (unaudited)

Assets
Investments, at Fair Value:
Unaffiliated Issuers (Cost — $8,633,178,787)	$9,357,418,565
Affiliated Issuers (Cost — $6,692,436,722)	6,220,912,675

Total Investments, at Fair Value (Cost — $15,325,615,509)	15,578,331,240
Cash	475,734,883
Receivable for Capital Shares Sold	16,274,174
Receivable for Investments Sold	14,479,205
Dividends and Interest Receivable	11,573,998

Total Assets	16,096,393,500

Liabilities
Payable for Capital Shares Redeemed	99,254,554
Payable for Investments Purchased	5,612,987
Accrued Management Fees	14,364,363

Total Liabilities	119,231,904

NET ASSETS	$15,977,161,596

Net Assets Consist of:
Paid-In-Capital	$14,596,725,307
Accumulated Undistributed Net Investment Income	313,892,906
Net Accumulated Realized Gain on Investments and Foreign Currency Related Transactions	813,829,715
Net Unrealized Appreciation on Investments and Foreign Currency Related Transactions	252,713,668

NET ASSETS	$15,977,161,596

Shares of Common Stock Outstanding* ($0.0001 par value)	486,760,114

Net Asset Value, Offering and Redemption Price Per Share ($15,977,161,596 / 486,760,114 shares)	$32.82

* 700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2011
Investment Income
Interest — Unaffiliated Issuers	$13,338,808
Interest — Affiliated Issuers	1,881,476
Dividends — Unaffiliated Issuers (net of $1,864,906 in foreign taxes withheld)	404,778,598
Dividends — Affiliated Issuers	45,998,044

Total Investment Income	465,996,926

Expenses
Management Fees	93,437,688
Other Expenses	1,934,835

Total Expenses	95,372,523

Net Investment Income	370,624,403

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain on Investments
Unaffiliated Issuers	179,342,668
Affiliated Issuers	648,432,237
Net Change in Unrealized Depreciation on Investments and Foreign Currency Related Transactions	(917,502,243)

Net Realized and Unrealized Loss on Investments and Foreign Currency Related Transactions	(89,727,338)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$280,897,065

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2011 (unaudited)	For the Fiscal Year Ended November 30, 2010
CHANGE IN NET ASSETS
From Operations
Net Investment Income	$370,624,403	$146,662,110
Net Realized Gain on Investments and Foreign Currency Related Transactions	827,774,905	1,459,799,051
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Transactions	(917,502,243)	581,544,768

Net Increase in Net Assets from Operations	280,897,065	2,188,005,929

From Dividends and Distributions to Shareholders
Net Investment Income	(195,114,787)	(98,018,926)
Net Realized Capital Gains from Investment Transactions	(838,210,865)	—

Net Decrease in Net Assets from Dividends and Distributions	(1,033,325,652)	(98,018,926)

From Capital Share Transactions
Proceeds from Sale of Shares	3,572,472,550	7,219,621,867
Shares Issued in Reinvestment of Dividends and Distributions	939,497,787	90,569,282
Redemption Fees	1,456,184	2,855,231
Cost of Shares Redeemed	(4,630,917,810)	(3,113,961,654)

Net Increase (Decrease) in Net Assets from Shareholder Activity	(117,491,289)	4,199,084,726

NET ASSETS
Net Increase (Decrease) in Net Assets	(869,919,876)	6,289,071,729
Net Assets at Beginning of Period	16,847,081,472	10,558,009,743

Net Assets at End of Period	$15,977,161,596	$16,847,081,472

Accumulated Undistributed Net Investment Income	$313,892,906	$138,383,290

SHARES TRANSACTIONS
Issued	101,101,381	220,465,112
Reinvested	27,554,665	3,047,378
Redeemed	(134,594,573)	(96,113,456)

Net Increase (Decrease) in Shares	(5,938,527)	127,399,034
Shares Outstanding at Beginning of Period	492,698,641	365,299,607

Shares Outstanding at End of Period	486,760,114	492,698,641

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2011

			For the Fiscal Year Ended November 30,
	(unaudited)		2010	2009	2008		2007		2006
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$34.19		$28.90	$20.95	$32.30		$29.40		$25.45

Investment Operations
Net Investment Income(1)	0.69		0.33	0.28	0.13		0.26		0.31
Net Realized and Unrealized Gain (Loss) on Investments	0.02		5.22	8.20	(10.79	)(2)	3.05	(2)	4.33	(2)

Total from Investment Operations	0.71		5.55	8.48	(10.66)		3.31		4.64

Dividends and Distributions
From Net Investment Income	(0.39)		(0.27)	(0.11)	(0.22)		(0.24)		(0.22)
From Realized Capital Gains	(1.69)		—	(0.43)	(0.48)		(0.17)		(0.48)

Total Dividends and Distributions	(2.08)		(0.27)	(0.54)	(0.70)		(0.41)		(0.70)

Redemption Fees(1)	0.00	(3)	0.01	0.01	0.01	(2)	0.00	(2)(3)	0.01	(2)

NET ASSET VALUE, END OF PERIOD/YEAR	$32.82		$34.19	$28.90	$20.95		$32.30		$29.40

TOTAL RETURN	1.86	%(4)	19.37%	41.48%	(33.69)%		11.42%		18.71%
Ratio/Supplemental Data
Net Assets, End of Period/Year (in 000’s)	$15,977,162		$16,847,081	$10,558,010	$6,696,139		$6,463,009		$3,701,457
Ratio of Expenses to Average Net Assets:
Before Expenses Reimbursed	1.02	%(5)(6)	1.00%	1.00%	1.01	%(7)	1.00%		1.00%
After Expenses Reimbursed	1.02	%(5)(6)	1.00%	1.00%	1.01	%(7)	1.00%		1.00	%(8)
Ratio of Net Investment Income to Average Net Assets	3.97	%(6)	1.02%	1.14%	0.44%		0.85%		1.12%
Portfolio Turnover Rate	26.08	%(4)	88.74%	71.09%	81.35%		14.10%		20.27%

(1)	Based on average shares outstanding.
(2)

Redemption fees per share, which were initially reported as a component of net realized and unrealized gain (loss) on investments per share, were reclassified to conform to the current presentation and are separately reported.

(3)	Redemption fees represent less than $0.01.
(4)	Not Annualized.
(5)	0.02% is attributable to legal expenses borne by the Fairholme Fund outside of the normal 1.00% management fee.
(6)	Annualized.
(7)	0.01% is attributable to shareholder meeting expenses borne by the Fairholme Fund outside of the normal 1.00% management fee.
(8)	Expenses reimbursed represent less than 0.01%.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2011 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 25.9%

	DIVERSIFIED BANKS — 7.7%
2,160,000	Bank of America Corp.	$25,380,000
383,000	Citigroup, Inc.	15,760,450

		41,140,450

	DIVERSIFIED TELECOMMUNICATIONS — 7.0%
321,300	AT&T, Inc.	10,140,228
691,900	Telefonica SA, sponsored ADR	16,833,927
271,300	Verizon Communications, Inc.	10,019,109

		36,993,264

	ENERGY - OIL, GAS & CONSUMABLE FUELS — 2.4%
174,900	Royal Dutch Shell plc, sponsored ADR	12,493,107

	MULTI-LINE INSURANCE — 0.2%
43,474	American International Group, Inc. (a)	1,239,009

	PHARMACEUTICALS — 6.1%
155,000	Astrazeneca plc, sponsored ADR	8,122,000
277,000	Bristol-Myers Squibb Co.	7,966,520
209,000	Eli Lilly & Co.	8,042,320
190,000	GlaxoSmithKline plc, sponsored ADR	8,257,400

		32,388,240

	REGIONAL BANKS — 2.5%
1,122,500	Banco Santander SA, sponsored ADR	13,346,525

TOTAL DOMESTIC EQUITY SECURITIES (COST $133,413,551)		137,600,595

	DOMESTIC PREFERRED STOCKS — 0.5%

	DIVERSIFIED BANKS — 0.3%
57,200	Wells Fargo & Co., Preferred, 8.000%, Series J	1,649,648

	MULTI-LINE INSURANCE — 0.2%
23,500	American International Group, Inc., Preferred, 6.450%, Series A-4 (b)	552,955

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011 (unaudited)

Shares		Value

	MULTI-LINE INSURANCE (Continued)
	American International Group, Inc., (Continued)
21,800	Preferred, 7.700% (b)	$558,298

		1,111,253

TOTAL DOMESTIC PREFERRED STOCKS (COST $2,411,235)		2,760,901

	WARRANTS — 1.0%

	MULTI-LINE INSURANCE — 0.0%
23,212	American International Group, Inc.,
	Vested, Strike Price $45.00, Expire 01/19/2021 (a)	211,229

	REAL ESTATE INVESTMENT TRUSTS — 0.8%
437,072	General Growth Properties, Inc.,
	Vested, Strike Price $10.50, Expire 11/09/2017 (a)(c)(d)(e)	4,163,242

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
20,397	Howard Hughes Corp.,
	Vested, Strike Price $50.00, Expire 11/09/2017 (a)(c)(d)(e)	865,098

TOTAL WARRANTS (COST $394,604)		5,239,569

Principal

	DOMESTIC CORPORATE BONDS — 52.1%

	COMMERCIAL FINANCE — 6.0%
	CIT Group Inc.
$17,500,000	7.000%, 05/01/2016 (c)	17,585,750
14,000,000	7.000%, 05/01/2017 (c)	14,070,000

		31,655,750

	REGIONAL BANKS — 11.9%
58,500,000	Emigrant Bancorp, Inc.
	6.250%, 06/15/2014 (c)	51,754,950

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011 (unaudited)

Principal		Value
	REGIONAL BANKS (Continued)
$1,000,000	M&I Marshall & Ilsley Bank, Subordinate
	Debenture
	5.250%, 09/04/2012 (c)	$1,026,400
10,000,000	Regions Financial Corp., Subordinate Debenture
	6.375%, 05/15/2012 (c)	10,299,000

		63,080,350

	RETAIL DEPARTMENT STORES — 10.4%
60,000,000	Sears Holdings Corp.
	6.625%, 10/15/2018	55,200,000

	SURETY INSURANCE — 23.8%
60,600,000	MBIA Insurance Corp., Subordinate Debenture
	14.000%, 01/15/2033 (b)	37,269,000
	MBIA, Inc.
8,486,000	6.400%, 08/15/2022 (c)	6,831,230
7,105,000	7.000%, 12/15/2025 (c)	5,767,129
49,716,000	7.150%, 07/15/2027 (c)	40,185,443
47,500,000	6.625%, 10/01/2028 (c)	36,693,750

		126,746,552

TOTAL DOMESTIC CORPORATE BONDS (COST $272,386,130)		276,682,652

	FOREIGN CONVERTIBLE BONDS — 0.4%

	CANADA — 0.4%

	FREIGHT TRANSPORTATION — 0.4%
2,039,000(f)	Clarke, Inc., Convertible, Subordinate Debenture 6.000%, 12/31/2013	2,102,452

TOTAL FOREIGN CONVERTIBLE BONDS (COST $1,845,459)		2,102,452

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011 (unaudited)

Shares		Value

	MONEY MARKET FUNDS — 10.6%
56,257,951	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.210% (g)	$56,257,951

TOTAL MONEY MARKET FUNDS (COST $56,257,951)		56,257,951

TOTAL INVESTMENTS — 90.5% (COST $466,708,930)		480,644,120
	OTHER ASSETS IN EXCESS OF LIABILITIES — 9.5%	50,653,798

NET ASSETS — 100.0%		$531,297,918

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is as of May 31, 2011.
(c)

Security fair valued under procedures approved by the Board of Directors. The procedures may include: a) utilizing the average bid of independent broker/dealer quotes, b) utilizing the average bid of independent broker/dealer quotes and observable market prices on the day of valuation, and c) using simulation models. The value of these securities totals $189,241,992, which represents 35.62% of the Income Fund’s net assets. Such securities may be classified as Level 2 measurements if the determination of fair value is based primarily on the use of significant observable inputs.

(d)	Restricted security under procedures approved by the Board of Directors. The value of these securities totals $5,028,340, which represents 0.95% of the Income Fund’s net assets.

Information related to these securities is as follows (except if otherwise footnoted, these securities are liquid):

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	05/31/2011 Carrying Value Per Unit
437,072	General Growth Properties, Inc., Warrants,
	Vested, Strike Price $10.50, Expire 11/09/2017	05/10/2010	$-	$9.5253
20,397	Howard Hughes Corp., Warrants,
	Vested, Strike Price $50.00, Expire 11/09/2017	11/05/2010	-	42.4130

(e)	Illiquid security under procedures approved by the Board of Directors and according to the

Fairholme Funds’ liquidity guidelines.

(f)	Principal amount denoted in Canadian dollars.
(g)	Annualized based on the 1-day yield as of May 31, 2011.

ADR American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2011 (unaudited)

Assets
Investments, at Fair Value (Cost — $466,708,930)	$480,644,120
Cash	25,110,615
Receivable for Investments Sold	23,115,614
Dividends and Interest Receivable	8,344,547
Receivable for Capital Shares Sold	1,247,839

Total Assets	538,462,735

Liabilities
Payable for Investments Purchased	5,898,073
Payable for Capital Shares Redeemed	927,807
Accrued Management Fees	338,937

Total Liabilities	7,164,817

NET ASSETS	$531,297,918

Net Assets Consist of:
Paid-In-Capital	$501,813,177
Accumulated Undistributed Net Investment Income	4,994,537
Net Accumulated Realized Gain on Investments and Foreign Currency Related Transactions	10,554,597
Net Unrealized Appreciation on Investments and Foreign Currency Related Transactions	13,935,607

NET ASSETS	$531,297,918

Shares of Common Stock Outstanding* ($0.0001 par value)	47,540,095

Net Asset Value, Offering and Redemption Price Per Share ($531,297,918 / 47,540,095 shares)	$11.18

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2011
Investment Income
Interest	$9,013,454
Dividends (net of $253,969 in foreign taxes withheld)	3,771,995

Total Investment Income	12,785,449

Expenses
Management Fees	2,228,838
Other Expenses	2,084

Total Expenses	2,230,922

Less: Management Fee Waiver	(891,638)

Net Expenses	1,339,284

Net Investment Income	11,446,165

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain on Investments	10,629,174
Net Realized Loss on Foreign Currency Related Transactions	(198)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Transactions	5,634,418

Net Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions	16,263,394

NET INCREASE IN NET ASSETS FROM OPERATIONS	$27,709,559

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2011 (unaudited)	For the Period Ended November 30, 2010(1)
CHANGE IN NET ASSETS
From Operations
Net Investment Income	$11,446,165	$9,677,756
Net Realized Gain on Investments and Foreign Currency Related Transactions	10,628,976	771,900
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Transactions	5,634,418	8,301,189

Net Increase in Net Assets from Operations	27,709,559	18,750,845

From Dividends and Distributions to Shareholders
Net Investment Income	(10,313,759)	(5,358,124)
Net Realized Capital Gains from Investment Transactions	(1,303,780)	—

Net Decrease in Net Assets from Dividends and Distributions	(11,617,539)	(5,358,124)

From Capital Share Transactions
Proceeds from Sale of Shares	253,476,970	414,115,094
Shares Issued in Reinvestment of Dividends	10,870,225	4,952,390
Cost of Shares Redeemed	(113,375,805)	(68,225,697)

Net Increase in Net Assets from Shareholder Activity	150,971,390	350,841,787

NET ASSETS
Net Increase in Net Assets	167,063,410	364,234,508
Net Assets at Beginning of Period	364,234,508	—

Net Assets at End of Period	$531,297,918	$364,234,508

Accumulated Undistributed Net
Investment Income	$4,994,537	$3,862,131

SHARES TRANSACTIONS
Issued	22,790,957	40,117,329
Reinvested	998,349	472,339
Redeemed	(10,301,822)	(6,537,057)

Net Increase in Shares	13,487,484	34,052,611
Shares Outstanding at Beginning of Period	34,052,611	—

Shares Outstanding at End of Period	47,540,095	34,052,611

(1)	The Fairholme Focused Income Fund commenced operations on December 31, 2009.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2011 (unaudited)		For the Period Ended November 30, 2010(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.70		$10.00

Investment Operations
Net Investment Income(2)	0.28		0.45
Net Realized and Unrealized Gain on Investments	0.52		0.45

Total from Investment Operations	0.80		0.90

Dividends and Distributions
From Net Investment Income	(0.28)		(0.20)
From Realized Capital Gains	(0.04)		—

Total Dividends and Distributions	(0.32)		(0.20)

NET ASSET VALUE, END OF PERIOD	$11.18		$10.70

TOTAL RETURN	7.54	%(3)	9.05	%(3)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$531,298		$364,235
Ratio of Expenses to Average Net Assets:
Before Expenses Waived	1.00	%(4)	1.00	%(4)
After Expenses Waived	0.60	%(4)	0.50	%(4)
Ratio of Net Investment Income to Average Net Assets	5.14	%(4)	4.69	%(4)
Portfolio Turnover Rate	44.02	%(3)	77.03	%(3)

(1)	The Fairholme Focused Income Fund commenced operations on December 31, 2009.
(2)	Based on average shares outstanding.
(3)	Not Annualized.
(4)	Annualized.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

May 31, 2011 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 86.7%

	CAPITAL MARKETS — 5.6%
80,800	The Goldman Sachs Group, Inc.	$11,370,984

	COMMUNICATIONS EQUIPMENT — 2.9%
345,500	Cisco Systems, Inc.	5,804,400

	DIVERSIFIED BANKS — 11.7%
1,006,800	Bank of America Corp.	11,829,900
283,700	Citigroup, Inc.	11,674,255

		23,504,155

	DIVERSIFIED HOLDING COMPANIES — 12.4%

242,600	Berkshire Hathaway, Inc., Class B (a)	19,182,382
163,700	Leucadia National Corp.	5,804,802

		24,987,184

	MULTI-LINE INSURANCE — 21.3%
1,502,300	American International Group, Inc. (a)	42,815,550

	RETAIL DEPARTMENT STORES — 5.8%
163,700	Sears Holdings Corp. (a)	11,622,700

	SURETY INSURANCE — 27.0%
6,165,500	MBIA, Inc. (a)	54,256,400

TOTAL DOMESTIC EQUITY SECURITIES (COST $191,834,314)		174,361,373

	FOREIGN EQUITY SECURITIES — 0.7%

	CHINA — 0.7%

	MULTI-LINE INSURANCE — 0.7%
348,800	China Pacific Insurance (Group) Co., Ltd., Class H	1,462,050

TOTAL FOREIGN EQUITY SECURITIES (COST $1,514,812)		1,462,050

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2011 (unaudited)

Shares		Value

	WARRANTS — 2.3%

	MULTI-LINE INSURANCE — 2.3%
507,515	American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021 (a)	$4,618,387

TOTAL WARRANTS (COST $4,823,462)		4,618,387

	MONEY MARKET FUNDS — 11.6%
23,348,890	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.210% (b)	23,348,890

TOTAL MONEY MARKET FUNDS (COST $23,348,890)		23,348,890

	MISCELLANEOUS INVESTMENTS — 2.7%(c)
(COST $5,941,250)		5,424,300

TOTAL INVESTMENTS — 104.0% (COST $227,462,728)		209,215,000
	LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%	(8,098,318)

NET ASSETS — 100.0%		$201,116,682

(a)	Non-income producing security.
(b)	Annualized based on the 1-day yield as of May 31, 2011.
(c)	Represents previously undisclosed unrestricted securities, which the Allocation Fund has held for less than one year.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2011 (unaudited)

Assets
Investments, at Fair Value (Cost — $227,462,728)	$209,215,000
Cash	7,915,368
Receivable for Capital Shares Sold	1,800,726
Dividends and Interest Receivable	55,207

Total Assets	218,986,301

Liabilities
Payable for Investments Purchased	17,065,757
Payable for Capital Shares Redeemed	675,659
Accrued Management Fees	128,203

Total Liabilities	17,869,619

NET ASSETS	$201,116,682

Net Assets Consist of:
Paid-In-Capital	$219,745,968
Accumulated Net Investment Loss	(294,995)
Net Accumulated Realized Loss on Investments	(86,559)
Net Unrealized Depreciation on Investments and Foreign Currency Related Transactions	(18,247,732)

NET ASSETS	$201,116,682

Shares of Common Stock Outstanding* ($0.0001 par value)	21,924,460

Net Asset Value, Offering and Redemption Price Per Share ($201,116,682 / 21,924,460 shares)	$9.17

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF OPERATIONS (unaudited)

For the Period Ended May 31, 2011(1)
Investment Income
Interest	$99,024
Dividends (net of $1,866 in foreign taxes withheld)	109,656

Total Investment Income	208,680

Expenses
Management Fees	671,581

Total Expenses	671,581

Less: Management Fees Waiver	(167,906)

Net Expenses	503,675

Net Investment Loss	(294,995)

Realized and Unrealized Loss on Investments and Foreign Currency Related Transactions
Net Realized Loss on Investments	(86,559)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Related Transactions	(18,247,732)

Net Realized and Unrealized Loss on Investments and Foreign Currency Related Transactions	(18,334,291)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(18,629,286)

(1)	The Fairholme Allocation Fund commenced operations on December 31, 2010.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended May 31, 2011
(unaudited)(1)
CHANGE IN NET ASSETS
From Operations
Net Investment Loss	$(294,995)
Net Realized Loss on Investments	(86,559)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Related Transactions	(18,247,732)

Net Decrease in Net Assets from Operations	(18,629,286)

From Capital Share Transactions
Proceeds from Sale of Shares	239,598,056
Redemption Fees	48,563
Cost of Shares Redeemed	(19,900,651)

Net Increase in Net Assets from Shareholder Activity	219,745,968

NET ASSETS
Net Increase in Net Assets	201,116,682
Net Assets at Beginning of Period	—

Net Assets at End of Period	$201,116,682

Accumulated Net Investment Loss	$(294,995)

SHARES TRANSACTIONS
Issued	23,977,377
Redeemed	(2,052,917)

Net Increase in Shares	21,924,460
Shares Outstanding at Beginning of Period	—

Shares Outstanding at End of Period	21,924,460

(1)	The Fairholme Allocation Fund commenced operations on December 31, 2010.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	For the Period Ended May 31, 2011 (unaudited)(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

Investment Operations
Net Investment Loss(2)	(0.02)
Net Realized and Unrealized Loss on Investments	(0.81)

Total from Investment Operations	(0.83)

Redemption Fees(2)	0.00	(3)

NET ASSET VALUE, END OF PERIOD	$9.17

TOTAL RETURN	(8.30	)%(4)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$201,117
Ratio of Expenses to
Average Net Assets:
Before Expenses Waived	1.00	%(5)
After Expenses Waived	0.75	%(5)
Ratio of Net Investment
Loss to Average Net
Assets	(0.44	)%(5)
Portfolio Turnover Rate	6.12	%(4)

(1)	The Fairholme Allocation Fund commenced operations on December 31, 2010.
(2)	Based on average shares outstanding.
(3)	Redemption fees represent less than $0.01.
(4)	Not Annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

May 31, 2011 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund (“Fairholme Fund”), 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (“Income Fund”), and 200,000,000 shares have been allocated to The Fairholme Allocation Fund (“Allocation Fund”, which commenced operations on December 31, 2010 and opened to new investors on January 3, 2011). The Fairholme Fund, the Income Fund, and the Allocation Fund (each a “Fund” and collectively the “Funds”) are non-diversified funds. The Funds may have a greater percentage of their assets invested in particular industries than a diversified fund, exposing the Funds to the risk of unanticipated industry conditions as well as risks specific to a single corporation. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fairholme Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances the Fairholme Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of the Fairholme Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of general market and economic conditions. The Fairholme Fund may invest in and may shift frequently among various asset classes and market sectors. The equity securities in which the Fairholme Fund may invest include common and preferred stock (including convertible preferred stock), partnership interests, business trust shares, interests in real estate investment trusts (“REITs”), rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fairholme Fund invests in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which the Fairholme Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities, short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, the Fairholme Fund invests in fixed-income

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011 (unaudited)

securities without regard to maturity or the rating of the issuer of the security. The Fairholme Fund also invests in “special situations” to achieve its objective. “Special situation” investments may include either equity or fixed-income securities such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although the Fairholme Fund normally holds a focused portfolio of equity and fixed-income securities, the Fairholme Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Fairholme Fund.

The Income Fund’s investment objective is to provide current income, other forms of cash distributions, and capital preservation. Under normal circumstances the Income Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. The Income Fund will typically invest in the securities of 15 to 50 issuers. To maintain maximum flexibility, the securities in which the Income Fund may invest include corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and participations), government and agency debt securities of the U.S. and foreign countries, convertible bonds and other convertible securities and equity securities, including preferred and common stock and interests in REITs. Although the Income Fund normally holds a focused portfolio of securities, the Income Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Income Fund.

The Allocation Fund’s investment objective is to seek long-term total return from capital appreciation and income. The Allocation Fund attempts to achieve this investment objective by investing in a focused portfolio of investments in the equity, fixed-income and cash and cash-equivalent asset classes. The proportion of the Allocation Fund’s portfolio invested in each asset class will vary from time to time based on the Manager’s assessment of relative fundamental values of securities and other investments in the class, the attractiveness of the investment opportunities within each asset class, general market and economic conditions, and expected future returns of investments. The Allocation Fund seeks to capitalize on anticipated fluctuations in the financial markets by changing the mix of the Allocation Fund’s holdings in the targeted asset classes. The Allocation Fund will use the Manager’s focused, multi-sector, multi-strategy, value-based approach. The Manager serves as investment adviser to the Allocation Fund.

There is no guarantee that the Funds will meet their objectives.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011 (unaudited)

Note 2. Significant Accounting Policies

The Funds’ investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Funds generally determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock exchange is open.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange (or reported on the NASDAQ national market) are generally valued at the official closing price of, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be valued using an independent pricing service. The Manager may also employ other valuation methods, which the Manager believes would provide a more accurate indication of fair value. In these situations if the inputs are observable, the valuation will be categorized in level 2 of the fair value hierarchy otherwise they would be categorized in level 3. As of May 31, 2011, equity investments of The St. Joe Co. valued at $487,673,503 (3.1% of net assets) in the Fairholme Fund are fair valued by Management due to a trading restriction. The value is calculated by applying a discount to the official closing price on the day of valuation.

Fixed-income securities (corporate bonds, convertible bonds and asset backed securities): The fair value of corporate bonds and convertible bonds and asset backed securities are estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith. As of May 31, 2011, fixed income investments valued at $33,593,820 (0.21% of net assets) and $184,213,652 (34.67% of net assets) in the Fairholme Fund and Income Fund, respectively, are valued by Management utilizing the average bid of independent broker/dealer quotes or the average bid of independent broker/dealer quotes and observable market

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011 (unaudited)

prices on the day of valuation. These investments are reflected as being fair valued under procedures approved by the Board in the Schedules of Investments. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are categorized in level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date. Over the counter (OTC) warrants are valued using simulation models utilizing the market value of the underlying security, expiration date of the warrants, the estimated volatility of the underlying security, strike price of the warrants and the risk-free interest rate at the valuation date. Warrants are categorized as level 1 and level 3 of the fair value hierarchy.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011 (unaudited)

to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; and (g) actions of the securities markets, such as the suspension or limitation of trading.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Leve1 l —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including determinations as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of May 31, 2011 is as follows:

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011 (unaudited)

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value at 05/31/2011
FAIRHOLME FUND ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	$—	$487,673,503	$—	$487,673,503
Other*	11,313,466,329	—	—	11,313,466,329
Foreign Equity Securities*	2,665,694,091	—	—	2,665,694,091
Warrants
Multi-Line Insurance	196,455,168	—	—	196,455,168
Real Estate Investment Trusts	—	—	387,054,441	387,054,441
Real Estate Management &
Development	—	—	80,426,500	80,426,500
Asset Backed Securities	—	39,135,310	—	39,135,310
Domestic Corporate Bonds	—	39,758,820	—	39,758,820
Commercial Paper	—	124,929,820	—	124,929,820
Money Market Funds	135,969,044	—	—	135,969,044
Miscellaneous Investments	107,768,214	—	—	107,768,214

TOTAL INVESTMENTS	$14,419,352,846	$691,497,453	$467,480,941	$15,578,331,240

INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$137,600,595	$—	$—	$137,600,595
Domestic Preferred Securities*	2,760,901	—	—	2,760,901
Warrants
Multi-Line Insurance	211,229	—	—	211,229
Real Estate Investment Trusts	—	—	4,163,242	4,163,242
Real Estate Management &
Development	—	—	865,098	865,098
Domestic Corporate Bonds	—	276,682,652	—	276,682,652
Foreign Convertible Bonds	—	2,102,452	—	2,102,452
Money Market Funds	56,257,951	—	—	56,257,951

TOTAL INVESTMENTS	$196,830,676	$278,785,104	$5,028,340	$480,644,120

ALLOCATION FUND ASSETS:
INVESTMENTS (Fair Value):*
Domestic Equity Securities	$174,361,373	$—	$—	$174,361,373
Foreign Equity Securities	1,462,050	—	—	1,462,050
Warrants	4,618,387	—	—	4,618,387
Money Market Funds	23,348,890	—	—	23,348,890
Miscellaneous Investments	5,424,300	—	—	5,424,300

TOTAL INVESTMENTS	$209,215,000	$—	$—	$209,215,000

*	Industry classifications for these categories are detailed in the Schedules of Investments.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011 (unaudited)

The Funds had no significant transfers between Level 1 and Level 2 during the period ended May 31, 2011.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	FAIRHOLME FUND
	Assets: Investments (Fair Value)
	Warrants		Total Investments
	Real Estate Investment Trusts	Real Estate Management & Development
Balance as of 11/30/2010	$392,137,799	$30,015,679	$422,153,478
Accrued discounts/(premiums)	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/ depreciation (1)	(5,083,358)	50,410,821	45,327,463
Net purchases/(sales)	—	—	—
Transfers into Level 3 (2)	—	—	—
Transfers out of Level 3 (2)	—	—	—

Balance as of 05/31/2011	$387,054,441	$80,426,500	$467,480,941

Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 05/31/2011 (1)	$ (5,083,358)	$50,410,821	$ 45,327,463

(1)	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
(2)	The Fairholme Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011 (unaudited)

	INCOME FUND
	Assets: Investments (Fair Value)
	Warrants		Total Investments
	Real Estate Investment Trusts	Real Estate Management & Development
Balance as of 11/30/2010	$4,217,919	$322,860	$4,540,779
Accrued discounts/(premiums)	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/ depreciation (1)	(54,677)	542,238	487,561
Net purchases/(sales)	—	—	—
Transfers into Level 3 (2)	—	—	—
Transfers out of Level 3 (2)	—	—	—

Balance as of 05/31/2011	$4,163,242	$865,098	$5,028,340

Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 05/31/2011 (1)	$(54,677)	$542,238	$487,561

(1)	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
(2)	The Income Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

Recent Accounting Standards: In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements, which requires additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. The Funds have adopted the amended guidance and determined that there was no material impact to the Funds’ financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The Funds are currently evaluating the impact of the additional disclosure requirements on the Funds’ financial statements.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011 (unaudited)

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments toAchieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, The Funds’Manager is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Warrants: As of May 31, 2011, the Funds’ investments in warrants are presented within the Schedules of Investments.

The Fairholme Fund’s and the Income Fund’s warrant positions during the six months ended May 31, 2011 had an average monthly market value of approximately $605,087,094 and $4,856,475, respectively.

The Allocation Fund’s warrant position from March 31, 2011 through May 31, 2011 had an average monthly market value outstanding of approximately $2,465,458. No warrants were held in the Allocation Fund prior to March 31, 2011.

As of May 31, 2011, the value of warrants with equity risk exposure is $663,936,109 for the Fairholme Fund and included with Investments, at Fair Value on the Statement of Assets and Liabilities. As of May 31, 2011, the value of warrants with equity risk exposure is $5,239,569 for the Income Fund and included with Investments, at Fair Value on the Statement of Assets and Liabilities. As of May 31, 2011, the value of warrants with equity risk exposure is $4,618,387 for the Allocation Fund and included with Investments, at Fair Value on the Statement of Assets and Liabilities. For the period ended May 31, 2011, the effect of warrants with equity risk exposure held of $(125,221,529), $304,186, and $(205,075) for the Fairholme Fund, the Income Fund, and the Allocation Fund, respectively, is included with Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency Related Transactions on the Statements of Operations.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011 (unaudited)

Dividends and Distributions: The Fairholme Fund and Allocation Fund intend to distribute substantially all of their net investment income as dividends to its shareholders on an annual basis. The Income Fund intends to declare and pay net investment income distributions (if any) quarterly in March, June, September, and December. The Fairholme Fund, Income Fund, and Allocation Fund intend to distribute any net long-term capital gains and any net short-term capital gains at least once a year.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investment securities, which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fairholme Fund and Allocation Fund assess a 2% fee on the proceeds of Fairholme Fund and Allocation Fund shares that are redeemed within 60 days of their purchase. The redemption fee is paid to the Fairholme Fund and Allocation Fund for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by the Fairholme Fund during the six months ended May 31, 2011 and fiscal year ended November 30, 2010, amounted to $1,456,184 and $2,855,231, respectively. The redemption fees retained by the Allocation Fund during the period ended May 31, 2011 amounted to $48,563.

Other: The Funds account for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Funds may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011 (unaudited)

In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide financial management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to the Investment Management Agreements, each Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Company. The management fee is paid at an annual rate equal to 1.00% of the daily average net assets of each of the Funds. Under the Investment Management Agreements, the Manager is responsible for paying all of the Funds’ expenses including expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage, and other office supplies, except for commissions, brokerage fees, and other transaction costs, taxes, interest, litigation expenses, and related expenses, and other extraordinary expenses. With regard to the Income Fund only, the Manager has contractually agreed to waive a portion of its management fee and/or pay Income Fund expenses (excluding costs and expenses for which the Manager is not responsible under the Income Fund’s Investment Management Agreement) so that the Income Fund’s operating expenses (after such waiver or payment) will not exceed an annual rate of 0.50% of the daily average net assets of the Income Fund from the period of December 1, 2010 through March 29, 2011 and 0.75% effective March 30, 2011 and shall remain in effect until the effective date of the Income Fund’s Prospectus incorporating the Income Fund’s audited financial statements for the Income Fund’s fiscal year ending November 30, 2011. The Income Fund’s management fee waiver/expense limitation may continue from year-to-year thereafter as determined by the Manager and approved by the Board. The Manager may be reimbursed for fee waivers and/or expense limitation payments made on behalf of the Income Fund in the prior three fiscal years. Any such reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Manager if the aggregate amount actually paid by the Income Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the fee waiver/expense limitation for that year, or, if no such fee waiver/expense limitation is effective for that year, the Management Fee payable by the Income Fund to the Manager for that year. With regard to the Allocation Fund only, the Manager has contractually agreed to waive a portion of its management fees and/or pay Allocation Fund expenses (excluding

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011 (unaudited)

taxes, interest, brokerage commissions, acquired fund fees, and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) in order to limit the net expenses of the Allocation Fund to 0.75% of the Allocation Fund’s daily average net assets. The fee waiver/expense limitation became effective on the effective date of the Allocation Fund’s registration statement and shall remain in effect for at least one year after the effective date of the Funds’ Prospectus and until the effective date of the Funds’ Prospectus incorporating the Allocation Fund’s audited financial statements for the Allocation Fund’s fiscal year ending November 30, 2011. For the period ended May 31, 2011, the Manager may request reimbursement of up to the following:

	Income Fund	Allocation Fund
For the period ended November 30, 2010, expiring November 30, 2013:	$1,033,925	$—
For the period ended May 31, 2011, expiring November 30, 2014:	891,638	167,906

	$1,925,563	$167,906

The Funds paid commissions, other brokerage fees, and security registration expenses during the period. The Manager earned $93,437,688 from the Fairholme Fund, $2,228,838 from the Income Fund, and $671,581 from the Allocation Fund for their services during the period ended May 31, 2011. The Manager waived $891,638 and $167,906 of the amount earned in the Income Fund and Allocation Fund, respectively.

Certain Directors and Officers of the Funds are also Members and Officers of the Manager or its affiliates.

Note 4. Investments

For the six months ended May 31, 2011, purchases and sales of investment securities other than short-term investments aggregated for the Fairholme Fund were $5,869,848,649, and $3,759,341,701, respectively. For the six months ended May 31, 2011, purchases and sales of investment securities other than short-term investments aggregated for the Income Fund were $279,234,116, and $142,443,400, respectively. For the period ended May 31, 2011, purchases and sales of investment securities other than short-term investments aggregated for the Allocation Fund were $209,731,190, and $5,530,322, respectively.

Note 5. Tax Matters

Federal Income Taxes: Each Fund intends to qualify each year as a “Regulated Investment Company” under the Internal Revenue Code of 1986, as amended. By

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011 (unaudited)

so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at May 31, 2011 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Fairholme Fund	$15,333,732,280	$1,467,386,335	$(1,222,787,375)	$244,598,960
Income Fund	466,708,930	20,266,639	(6,331,449)	13,935,190
Allocation Fund	227,564,570	759,308	(19,108,878)	(18,349,570)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The Funds’ tax basis capital gains are determined only at the end of each fiscal year. Therefore, the components of distributable earnings on a tax basis will be included in the Annual Report dated November 30, 2011.

Management of the Funds has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and the prior year) are subject to examination by the Internal Revenue Service and state departments of revenue.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011 (unaudited)

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions paid by the Funds were as follows:

	Fairholme Fund		Income Fund
	For the Six Months Ended May 31, 2011	For the Fiscal Year Ended November 30, 2010	For the Six Months Ended May 31, 2011	For the Period Ended November 30, 2010
Dividends and Distributions paid from:
Ordinary Income (inclusive of short-term capital gains)	$195,114,787	$98,018,926	$11,617,539	$5,358,124
Long-Term Capital Gain	838,210,865	—	—	—

	$1,033,325,652	$98,018,926	$11,617,539	$5,358,124

There were no dividends and distributions paid by the Allocation Fund during the period ended May 31, 2011.

Note 7. Transactions in Shares of Affiliates

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Fairholme Fund as of May 31, 2011 amounted to $6,220,912,675 representing 38.94% of net assets. There were no affiliated companies of the Income Fund and Allocation Fund as of May 31, 2011.

Transactions in the Fairholme Fund during the six months ended May 31, 2011 in which the issuer was an “affiliated person” are as follows:

[This page intentionally left blank.]

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011 (unaudited)

Fairholme Fund	November 30, 2010		Gross Additions
	Shares/ Par Value	Cost	Shares/ Par Value	Cost
American International Group, Inc.(a)	37,542,817	$1,386,636,034	57,290,122	$1,710,761,264
CIT Group Inc.	17,301,229	568,699,517	-	-
General Growth Properties, Inc.(b)	113,869,556	1,138,670,872	2,431,866	35,195,631
MBIA, Inc.	20,501,100	186,282,116	-	-
Regions Financial Corp.	97,150,804	550,636,468	18,686,700	118,944,132
RSC Holdings, Inc.(b)	10,223,900	71,304,381	-	-

Sears Holdings Corp.	12,860,071	1,035,645,416	1,634,302	121,219,727
The St. Joe Co.	23,136,502	607,609,975	-	-
WellCare Health Plans, Inc.(b)	3,772,000	130,352,089	-	-
Winthrop Realty Trust(c)	2,550,848	23,030,255	-	-
American International Group, Inc., Warrants, Strike Price $45.00, Expire 01/19/2021(d)	-	-	21,588,480	367,004,160
General Growth Properties, Inc., Warrants, Vested, $10.50, Expire 11/09/2017(c)	40,634,357	-	-	-

CIT Group Inc., 7.000% 05/01/2016(b)	$77,499,991	72,765,688	$-	-
CIT Group Inc., 7.000% 05/01/2017(b)	$21,830,844	17,031,487	$-	-

MBIA, Inc. 7.000%, 12/15/2025	$21,000,000	16,107,373	$-	-
MBIA, Inc. 7.150%, 07/15/2027	$2,000,000	1,540,296	$11,859,000	9,989,432
MBIA, Inc. 5.700%, 12/01/2034(d)	$-	-	$11,580,000	7,845,450

Regions Financial Corp., Subordinate Debenture, 7.000%, 3/01/2011(b)	$4,135,000	4,074,323	$-	-
Regions Financial Corp., Subordinate Debenture, 4.875%, 4/26/2013(d)	$-	-	$6,000,000	5,703,750

Total		$5,810,386,290		$2,376,663,546

(a)	Company was not an “affiliated company” at November 30, 2010.
(b)	Company is no longer held in the portfolio at May 31, 2011.
(c)	Company is not an “affiliated company” at May 31, 2011, but remains an investment in the Fairholme Fund’s portfolio.
(d)	Company was not held in the portfolio at November 30, 2010.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011 (unaudited)

Gross Deductions		May 31, 2011
Shares/ Par Value	Cost	Shares/ Par Value	Cost	Fair Value	Realized Gain (Loss)	Investment Income
-	$-	94,832,939	$3,097,397,298	$2,702,738,761	-	-
-	-	17,301,229	568,699,517	766,963,482	-	-
116,301,422	1,173,866,503	-	-	-	$582,491,916	$43,168,097
-	-	20,501,100	186,282,116	180,409,680	-	-
-	-	115,837,504	669,580,600	817,812,778	-	2,158,530
10,223,900	71,304,381	-	-	-	56,694,967	-

-	-	14,494,373	1,156,865,143	1,029,100,483	-	-
-	-	23,136,502	607,609,975	487,673,503	-	-
3,772,000	130,352,089	-	-	-	(2,610,817)
910,900	8,224,034	-	-	-	2,753,493	671,417
-	-	21,588,480	367,004,160	196,455,168	-	-
-	-	-	-	-	-	-

$77,499,991	72,791,605	$-	-	-	4,158,137	167,354
$21,830,844	17,051,274	$-	-	-	4,533,973	52,466

$3,068,000	2,350,632	$17,932,000	13,823,901	14,555,404	410,568	729,628
$-	-	$13,859,000	11,553,199	11,202,230	-	372,825
$-	-	$11,580,000	7,862,585	7,836,186	-	237,155

$4,135,000	4,135,000	$-	-	-	-	133,039
$-	-	$6,000,000	5,758,228	6,165,000	-	189,009

	$1,480,075,518		$6,692,436,722	$6,220,912,675	$648,432,237	$47,879,520

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2011 (unaudited)

Note 8. Indemnifications

Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on its experience to date, the Funds expect the risk of loss to be remote.

[END OF THE NOTES TO FINANCIAL STATEMENTS]

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION

May 31, 2011

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures, which provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. These policies, procedures, and records for the twelve month period ended June 30, 2010 are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at 1-866-202-2263. The Company’s proxy voting policies, procedures, and records may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. The Company files Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fairholme Funds’ Forms N-Q will be available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

FAIRHOLME FUNDS, INC

ADDITIONAL INFORMATION (Continued)

May 31, 2011

Initial Approval of The Fairholme Allocation Fund Investment Management Agreement

At its meeting on October 22, 2010, the Board of Directors of Fairholme Funds, Inc. (“Company”) approved the investment management agreement between the Company, on behalf of the FairholmeAllocation Fund (“Fund”), and Fairholme Capital Management, L.L.C. (the “Manager”). In considering whether to approve the agreement, the Directors considered the factors discussed below, among others. The approval of the agreement was not, however, based on any single factor, but on an evaluation of the totality of factors and information reviewed and evaluated by the Directors.

A. Nature, Extent and Quality of Services and Performance

The Directors considered information concerning the nature, extent and quality of investment advisory and operational services to be provided or overseen by the Manager for the Fund. The Directors reviewed information concerning the personnel responsible for the day-to-day management of the Fund, the overall reputation of the Manager, and the Manager’s planned staffing levels. The Directors also considered information concerning the Manager’s commitment to the Fund as evidenced by the intended future share ownership in the Fund by the management/owners of the Manager. The Directors considered information describing the Manager’s compliance policies and procedures, including policies designed to address the Fund’s compliance with its investment objective, policies and restrictions and applicable regulatory requirements and to address the Manager’s conflicts of interest in providing services to the Fund and to other advisory clients.

The Directors did not compare the services to be provided by the Manager to the Fund with the services provided by the Manager to its other advisory accounts, as the services to such accounts are materially different than the services to be provided to the Fund. The advisory accounts have different investment strategies, holdings and goals than the Fund, and require different services than the Fund.

The Directors concluded that the range and quality of services to be provided by the Manager to the Fund were appropriate. Since the Fund had no historical performance, the Directors considered the Manager’s capabilities, personnel and other items and concluded that the Manager had appropriate resources to provide investment management services to the Fund.

B. Management Fee and Expense Ratio

The Directors considered information concerning the Fund’s proposed management fee and its effect on the Fund’s estimated expense ratio. Such information included a third party report comparing the Fund’s proposed management fee and estimated

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (Continued)

May 31, 2011

expense ratio to the advisory fees and expense ratios of other similarly situated mutual funds. The Directors considered that the Fund’s proposed management fee would cover many of the Fund’s operating and other expenses and that the Fund’s estimated expense ratio, without the Manager’s proposed fee waiver, was comparable to the average and median expense ratios of the other funds included in report.

In evaluating the fee and expense information, the Directors took into account the expected demands and complexity of portfolio management for the Fund in light of its investment objective and strategies. They also considered information regarding the Manager’s expected payment (in some cases from its resources) of certain expenses for the benefit of the Fund, including distribution expenses and account-level expenses associated with certain omnibus accounts.

The Directors did not compare the fees to be charged by the Manager to the Fund with the fees charged by the Manager to its other advisory accounts. They determined not to compare these fees because the services provided by the Manager to its other advisory accounts are materially different from the services to be provided by the Manager to the Fund.

The Directors concluded that the Fund’s proposed management fee were reasonable in light of the services to be provided by or through the Manager and relative to the fees charged by other advisers to similarly situated funds.

C. Profitability and Economies of Scale

The Directors considered information regarding the estimated profitability of the Fund to the Manager and information concerning economies of scale and expectations for the Fund. They considered these factors in light of the Fund’s proposed management fee, estimated expense ratio and the services to be provided by or through the Manager for the Fund and concluded that such factors were not such as to prevent them from approving the agreement.

[This page intentionally left blank.]

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Board of Directors

CESAR L. ALVAREZ, ESQ. •  TERRY L. BAXTER • BRUCE R. BERKOWITZ

CHARLES M. FERNANDEZ • HOWARD S. FRANK

AVIVITH OPPENHEIM, ESQ. • LEIGH WALTERS, ESQ.

Officers

BRUCE R. BERKOWITZ

President

CHARLES M. FERNANDEZ

Vice President

TIMOTHY K. BIEDRZYCKI

Treasurer

PAUL R. THOMSON

Chief Compliance Officer and

Secretary

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

4400 BISCAYNE BLVD.

MIAMI, FL 33137

305-358-3000

Dividend Paying Agent Transfer Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

760 MOORE ROAD

KING OF PRUSSIA, PA 19406

Custodian

THE BANK OF NEW YORK MELLON

1 WALL STREET

NEW YORK, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

1700 MARKET STREET

PHILADELPHIA, PA 19103

Legal Counsel

SEWARD & KISSEL, LLP

1200 G STREET, NW

WASHINGTON, DC 20005

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, INC.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date 8/1/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)
Date 8/1/11

By (Signature and Title)*	/s/ Timothy K. Biedrzycki
Timothy K. Biedrzycki, Treasurer
(principal financial officer)

Date 8/1/11

* Print the name and title of each signing officer under his or her signature.